Series B Warrants	12 Months Ended
Dec. 31, 2017
Series B Warrants [Abstract]
Series B Warrants

6. Series B Warrants

In conjunction with the Series B Preferred Stock financing, the Company issued 6,437,500 common stock warrants that are exercisable at a price of $1.15 per share and expire five years from the issuance date. The warrants were initially valued at $2,935,800 utilizing the Black-Scholes pricing model. The warrants are exercisable in cash or through a cashless exercise provision. The Series B warrants also have a “down-round” protection feature provided to the investors if the Company subsequently issues or sells any shares of common stock, stock options, or convertible securities at a price less than the exercise price of $1.15 per each warrant. The exercise price is automatically adjusted down to the price of the instrument being issued. In October 2016, as a result of the Series C Preferred Stock financing, the exercise price was adjusted to $0.40 and in December, 2016, as a result of the Series D Preferred Stock financing, the exercise price was adjusted to $0.25. In November 2017, as a result of the Series F Preferred Stock financing, the exercise price was adjusted to $0.15 and on December 28, 2017, the exercise price was adjusted to $0.10 after the company entered into a Secured Promissory Note for a convertible loan. The Company reviewed the classification of the warrants as liabilities or equity under the guidance of ASC 480-10, Distinguishing Liabilities from Equity, and concluded that the Series B warrants should be classified as a liability. The Company then applied the fair value allocation methodology for allocating the proceeds of $5.0 million received from the Series B financing between the conversion liability and the warrants with the residual amount being allocated to the preferred stock. The Company also performed the same valuation as of December 31, 2017 utilizing the Black-Scholes pricing model and the following assumptions:

	Years Ended December 31,
	2017	2016
Dividend yield	0.00%	0.00%
Volatility factor	70.00%	70.00%
Risk-free interest rate	1.39%	1.616
Expected term (years)	0.25	3.63
Weighted-average fair value of warrants	$0.15	$0.13

This resulted in a warrant value of $551,322 as of December 31, 2017. The change in fair market value at the re-measurement date was recorded as non-operating income totaling $560,986 for the year ended December 31, 2017. The Company performed the same valuation as of December 31, 2016, utilizing the same methodology. This resulted in a warrant value of $1,112,308 as of December 31, 2016. The change in fair market value at the re-measurement date was recorded as non-operating income totaling $1,342,651 for the year ended December 31, 2016.